UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Core Bond Portfolio

December 31, 2020

Portfolio of Investments

Asset-Backed Securities — 12.7%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	$718	$758,387

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 1.937%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	996,073

Series 2016-1A, Class DR, 3.037%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	973,309

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 1.767%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	991,927

Series 2014-3RA, Class C, 3.167%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	945,182

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,106	1,115,452

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	60	59,646

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,837	2,773,069

Conn’s Receivables Funding, LLC

Series 2019-A, Class A, 3.40%, 10/16/23(1)	98	98,745

Series 2019-B, Class A, 2.66%, 6/17/24(1)	393	393,520

DB Master Finance, LLC

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	331	351,537

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(1)	79	79,211

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,131	1,205,315

Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	277	292,165

Dryden Senior Loan Fund

Series 2018-55A, Class D, 3.087%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	968,535

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	965	928,808

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	771	785,896

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/26(1)	1,531	1,539,944

Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	1,203	1,211,576

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	104	104,112

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,169	3,072,771

Horizon Aircraft Finance III, Ltd.

Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,555	1,508,310

Security	Principal Amount (000’s omitted)	Value

InSite Issuer, LLC

Series 2016-1A, Class A, 2.883%, 11/15/46(1)	$655	$677,432

Jack in the Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,620,068

Jersey Mike’s Funding

Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,116,501

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	525	527,797

Series 2020-1A, Class A, 2.33%, 1/17/28(1)	570	573,750

Lunar Aircraft, Ltd.

Series 2020-1A, Class B, 4.335%, 2/15/45(1)	368	294,534

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	985	1,028,564

OneMain Financial Issuance Trust

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	437	438,132

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,979	1,983,721

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,030	974,849

Prestige Auto Receivables Trust

Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	69	68,881

ServiceMaster Funding, LLC

Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	560	574,096

Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	653	668,226

SERVPRO Master Issuer, LLC

Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,469	4,790,682

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/22(1)	708	710,388

Small Business Lending Trust

Series 2019-A, Class A, 2.85%, 7/15/26(1)	380	379,381

Series 2020-A, Class A, 2.62%, 12/15/26(1)	594	591,309

Sonic Capital, LLC

Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,547	2,731,268

SpringCastle America Funding, LLC

Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,176	2,196,009

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,752	9,394,551

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	780,680

Sunnova Sol II Issuer, LLC

Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,530	2,551,742

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(1)	480	482,685

Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,070,212

Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,760,956

Series 2020-A, Class A3, 0.68%, 12/20/23(1)	288	289,797

Series 2020-A, Class A4, 0.78%, 12/20/23(1)	361	363,666

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Towd Point Asset Trust

Series 2018-SL1, Class A, 0.749%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	$3,532	$3,501,919

Upgrade Receivables Trust

Series 2019-1A, Class B, 4.09%, 3/15/25(1)	195	194,728

Series 2019-2A, Class A, 2.77%, 10/15/25(1)	549	550,179

Upland CLO, Ltd.

Series 2016-1A, Class CR, 3.118%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	963,553

Vantage Data Centers Issuer, LLC

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,983	2,080,322

Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,243,796

Voya CLO, Ltd.

Series 2018-2A, Class B1, 1.787%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	988,310

Willis Engine Structured Trust

Series 2020-A, Class B, 4.212%, 3/15/45(1)	999	748,454

Series 2020-A, Class C, 6.657%, 3/15/45(1)	329	178,187

Total Asset-Backed Securities (identified cost $72,700,730)		$73,242,815

Agency Mortgage-Backed Securities — 11.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$497	$556,806

Pool #C03490, 4.50%, 8/1/40	338	378,332

Pool #C09031, 2.50%, 2/1/43	1,190	1,264,846

Pool #G07589, 5.50%, 6/1/41	1,820	2,139,424

Pool #G08596, 4.50%, 7/1/44	506	559,565

Pool #G08670, 3.00%, 10/1/45	783	828,932

Pool #G08701, 3.00%, 4/1/46	1,134	1,199,484

Pool #G60608, 4.00%, 5/1/46	2,194	2,397,058

Pool #G60761, 3.00%, 10/1/43	1,230	1,314,629

Pool #Q17453, 3.50%, 4/1/43	1,221	1,324,249

Pool #Q34310, 3.50%, 6/1/45	962	1,037,314

Pool #Q40264, 3.50%, 5/1/46	853	913,845

Pool #Q45051, 3.00%, 12/1/46	2,326	2,494,871

Pool #Q46889, 3.50%, 3/1/47	1,723	1,870,305

Pool #Q47999, 4.00%, 5/1/47	2,141	2,347,875

Pool #ZT0383, 3.50%, 3/1/48	1,046	1,110,178

		$21,737,713

Federal National Mortgage Association:

30-Year, 2.50%, TBA(3)	$20,800	$21,936,679

30-Year, 3.00%, TBA(3)	5,325	5,579,805

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Pool #AB3678, 3.50%, 10/1/41	$2,511	$2,781,474

Pool #AL7524, 5.00%, 7/1/41	549	632,914

Pool #AS3892, 4.00%, 11/1/44	723	790,259

Pool #AS5332, 4.00%, 7/1/45	688	753,519

Pool #AS6014, 4.00%, 10/1/45	451	494,084

Pool #BA0891, 3.50%, 1/1/46	1,556	1,666,802

Pool #BA3938, 3.50%, 1/1/46	1,021	1,093,844

Pool #BD1183, 3.50%, 12/1/46	577	617,068

Pool #BE2316, 3.50%, 1/1/47	1,959	2,092,260

Pool #BM1144, 2.50%, 3/1/47	1,335	1,415,304

Pool #MA1789, 4.50%, 2/1/44	520	574,397

Pool #MA2653, 4.00%, 6/1/46	1,160	1,262,595

		$41,691,004

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,410	$1,571,031

		$1,571,031

Total Agency Mortgage-Backed Securities (identified cost $63,262,853)		$64,999,748

Collateralized Mortgage Obligations — 6.9%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.

Series 4030, Class PA, 3.50%, 6/15/40	$174	$174,666

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	1,622	1,645,602

Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30 (2)	1,282	1,278,731

Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49 (1)(2)	1,879	1,869,401

Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49 (1)(2)	1,172	1,169,962

Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50 (1)(2)	222	222,158

Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50 (1)(2)	1,080	1,083,020

Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50 (1)(2)	457	458,967

Series 2020-DNA5, Class M1, 1.377%, (SOFR + 1.30%), 10/25/50 (1)(2)	710	713,589

Series 2020-DNA5, Class M2, 2.877%, (SOFR + 2.80%), 10/25/50 (1)(2)	470	476,177

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2020-DNA6, Class M2, 2.077%, (SOFR + 2.00%), 12/25/50 (1)(2)	$1,215	$1,216,777

Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50 (1)(2)	127	127,117

		$10,436,167

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$138	$155,631

Series 2011-135, Class PK, 4.50%, 5/25/40	463	480,712

Series 2013-6, Class HD, 1.50%, 12/25/42	145	146,643

Series 2014-70, Class KP, 3.50%, 3/25/44	751	807,650

Series 2018-M4, Class A2, 3.045%, 3/25/28(4)	1,721	1,964,490

Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	4,835	5,718,519

Series 2019-M9, Class A2, 2.937%, 4/25/29	1,290	1,461,987

Series 2019-M22, Class A2, 2.522%, 8/25/29	5,900	6,545,436

Series 2020-M1, Class A2, 2.444%, 10/25/29	4,530	5,000,077

		$22,281,145

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.398%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (2)	$1,144	$1,169,969

Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	1,418	1,385,238

Series 2014-C02, Class 2M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	548	543,100

Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	743	731,319

Series 2014-C03, Class 2M2, 3.048%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (2)	1,023	1,022,500

Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (2)	949	955,421

Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31 (1)(2)	633	633,849

Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39 (1)(2)	254	253,764

Series 2020-R01, Class 1M1, 0.948%, (1 mo. USD LIBOR + 0.80%), 1/25/40 (1)(2)	615	616,510

		$7,311,670

Total Collateralized Mortgage Obligations (identified cost $38,364,861)		$40,028,982

Commercial Mortgage-Backed Securities — 7.5%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$3,325	$2,838,090

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,635	1,205,727

BX Commercial Mortgage Trust

Series 2019-XL, Class A, 1.079%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,152	3,164,641

Series 2019-XL, Class B, 1.239%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,253	1,255,954

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.429%, 12/10/54(4)	1,250	1,130,655

Series 2016-C7, Class D, 4.429%, 12/10/54(1)(4)	2,000	1,667,871

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 2.659%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,869,337

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.416%, 12/10/47(4)	500	511,005

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.357%, 12/15/49(4)	1,775	1,490,913

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust

Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,236,020

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.554%, 9/15/47(1)(4)	990	708,075

Series 2014-C25, Class D, 3.948%, 11/15/47(1)(4)	1,960	1,520,129

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.424%, 8/15/46(1)(4)	2,000	1,571,652

Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,463,824

Series 2013-C13, Class D, 4.078%, 1/15/46(1)(4)	2,000	2,030,852

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C29, Class C, 4.746%, 5/15/49(4)	993	988,554

Morgan Stanley Capital I Trust

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	1,745	839,316

Series 2019-BPR, Class A, 1.559%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	3,040	2,934,256

Motel 6 Trust

Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,350	2,342,449

Series 2017-MTL6, Class D, 2.309%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	494	489,599

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 2.341%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,474,004

Provident Funding Mortgage Trust

Series 2020-1, Class A3, 3.00%, 2/25/50(1)	271	276,417

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

RETL Trust

Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	$13	$12,441

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(5)	943	946,825

Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	730	740,076

VMC Finance, LLC

Series 2018-FL2, Class A, 1.073%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	956	949,038

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.537%, 9/15/58(4)	900	935,459

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	396,529

Total Commercial Mortgage-Backed Securities (identified cost $46,016,332)		$42,989,708

Corporate Bonds & Notes — 42.9%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.6%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$585,631

Delta Air Lines, Inc., 3.625%, 3/15/22	914	940,565

Delta Air Lines, Inc., 7.375%, 1/15/26	1,887	2,156,900

		$3,683,096

Automotive — 1.0%

General Motors Co., 4.20%, 10/1/27	$2,383	$2,700,796

General Motors Co., 5.40%, 4/1/48	1,563	1,968,413

Magna International, Inc., 2.45%, 6/15/30	1,080	1,162,543

		$5,831,752

Banks — 17.7%

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$2,150	$2,269,444

Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,258,412

Bank of America Corp., 0.589%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,207	2,207,423

Bank of America Corp., 1.898% to 7/23/30, 7/23/31(6)	2,400	2,425,525

Bank of America Corp., 1.922% to 10/24/30, 10/24/31(6)	1,806	1,830,422

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(6)	1,425	1,470,726

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(6)	2,420	2,489,809

Bank of America Corp., 3.30%, 1/11/23	1,237	1,311,798

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(6)	1,005	1,016,938

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(6)	$5,030	$5,715,309

Bank of America Corp., 3.974% to 2/7/29, 2/7/30(6)	807	950,735

Bank of Nova Scotia (The), 1.625%, 5/1/23	1,849	1,902,740

BankUnited, Inc., 5.125%, 6/11/30	1,020	1,195,576

Barclays PLC, 2.852% to 5/7/25, 5/7/26(6)	2,585	2,778,434

Barclays PLC, 4.836%, 5/9/28	1,610	1,861,805

BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,165	1,178,106

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	943,600

Capital One Financial Corp., 0.934%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,311,720

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,546,254

Capital One Financial Corp., 3.75%, 4/24/24	700	767,474

Citigroup, Inc., 2.666% to 1/29/30, 1/29/31(6)	1,300	1,395,579

Citigroup, Inc., 2.976% to 11/5/29, 11/5/30(6)	1,748	1,925,599

Citigroup, Inc., 3.106% to 4/8/25, 4/8/26(6)	1,447	1,582,855

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(6)	1,685	1,910,669

Citigroup, Inc., 3.70%, 1/12/26	1,000	1,137,685

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(6)	909	1,044,656

Citigroup, Inc., 4.00% to 12/10/25(6)(7)	1,090	1,121,338

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(6)	1,855	2,176,168

Citizens Financial Group, Inc., 2.638%, 9/30/32(1)	1,399	1,482,723

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,089,532

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(6)	982	1,080,324

Deutsche Bank AG/New York, NY, 1.51%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,451,363

Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(6)	1,516	1,560,483

Discover Bank, 2.70%, 2/6/30	783	831,996

Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	1,193	1,269,131

Discover Financial Services, 3.95%, 11/6/24	490	544,582

Discover Financial Services, 6.125% to 6/23/25(6)(7)	1,112	1,257,950

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(6)	1,909	1,983,306

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,102,376

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,723,619

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	951	1,005,338

HSBC Holdings PLC, 2.357% to 8/18/30, 8/18/31(6)	982	1,015,830

JPMorgan Chase & Co., 2.522% to 4/22/30, 4/22/31(6)	1,500	1,613,413

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,090,405

JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(6)	2,156	2,347,993

JPMorgan Chase & Co., 2.956% to 5/13/30, 5/13/31(6)	634	695,872

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(6)	1,000	1,150,198

JPMorgan Chase & Co., 5.625%, 8/16/43	628	946,248

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	1,661	1,755,477

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	$970	$1,063,462

Morgan Stanley, 0.777%, (SOFR + 0.70%), 1/20/23(2)	4,534	4,552,216

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(6)	1,020	1,182,721

Morgan Stanley, 4.875%, 11/1/22	1,132	1,220,256

National Bank of Canada, 0.55% to 11/15/23, 11/15/24(6)	1,294	1,298,454

PPTT, 2006-A GS, Class A, 5.932%(1)(7)(8)	259	285,286

Santander Holdings USA, Inc., 3.45%, 6/2/25	1,788	1,957,193

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	808,450

Standard Chartered PLC, 1.319% to 10/14/22, 10/14/23(1)(6)	800	809,080

Standard Chartered PLC, 6.00% to 7/26/25(1)(6)(7)	955	1,023,044

Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(6)	2,450	2,481,890

Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	940	995,623

Synovus Financial Corp., 3.125%, 11/1/22	622	646,088

Truist Financial Corp., 5.10% to 3/1/30(6)(7)	1,427	1,633,929

UBS Group AG, 1.364% to 1/30/26, 1/30/27(1)(6)	473	478,534

Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(6)	966	996,342

		$102,157,526

Building Materials — 1.0%

Cemex SAB de CV, 7.375%, 6/5/27(1)	$277	$315,572

Owens Corning, 3.95%, 8/15/29	4,062	4,687,515

Vulcan Materials Co., 4.50%, 6/15/47	479	594,376

		$5,597,463

Chemicals — 0.4%

Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$1,009,953

Ecolab, Inc., 2.125%, 8/15/50	1,174	1,126,067

		$2,136,020

Commercial Services — 1.0%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,922,540

Block Financial, LLC, 3.875%, 8/15/30	1,362	1,471,729

Ford Foundation (The), 2.415%, 6/1/50	650	664,471

Western Union Co. (The), 6.20%, 11/17/36	1,545	1,965,308

		$6,024,048

Computers — 1.1%

DXC Technology Co., 4.00%, 4/15/23	$1,157	$1,231,450

DXC Technology Co., 4.125%, 4/15/25	937	1,036,412

DXC Technology Co., 4.25%, 4/15/24	229	249,973

Security	Principal Amount (000’s omitted)	Value

Computers (continued)

DXC Technology Co., 4.75%, 4/15/27	$397	$454,695

Seagate HDD Cayman, 3.375%, 7/15/31(1)	870	876,338

Seagate HDD Cayman, 4.091%, 6/1/29(1)	463	496,936

Seagate HDD Cayman, 5.75%, 12/1/34	1,473	1,737,794

		$6,083,598

Diversified Financial Services — 4.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	$1,246	$1,351,691

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	742	887,555

Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,967,624

Air Lease Corp., 2.875%, 1/15/26	700	741,213

Air Lease Corp., 3.375%, 6/1/21	700	707,520

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,337	1,352,877

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,210,030

Brookfield Finance, LLC, 3.45%, 4/15/50	1,943	2,064,603

Ford Motor Credit Co., LLC, 1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	701,998

Ford Motor Credit Co., LLC, 1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,547,513

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,203	2,242,544

Ford Motor Credit Co., LLC, 4.14%, 2/15/23	300	309,750

General Motors Financial Co., Inc., 2.90%, 2/26/25	1,334	1,425,712

General Motors Financial Co., Inc., 3.50%, 11/7/24	453	489,966

KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,506,827

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	488,394

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,157	1,313,975

Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,611,206

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	673,383

Visa, Inc., 2.00%, 8/15/50	1,415	1,351,479

		$25,945,860

Electric Utilities — 0.5%

Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	$771	$884,436

Entergy Corp., 4.00%, 7/15/22	1,046	1,097,054

ITC Holdings Corp., 4.05%, 7/1/23	680	733,246

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	40,708

		$2,755,444

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electrical and Electronic Equipment — 1.1%

Jabil, Inc., 3.00%, 1/15/31	$2,773	$2,954,571

Jabil, Inc., 3.60%, 1/15/30	2,207	2,458,474

Jabil, Inc., 4.70%, 9/15/22	959	1,022,001

		$6,435,046

Energy — 0.3%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,341	$1,416,908

		$1,416,908

Foods — 0.7%

Kraft Heinz Foods Co., 4.375%, 6/1/46	$1,077	$1,165,302

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,315,869

Smithfield Foods, Inc., 3.00%, 10/15/30(1)	210	222,590

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,503,171

		$4,206,932

Health Care — 0.3%

Centene Corp., 3.375%, 2/15/30	$784	$826,066

Centene Corp., 4.25%, 12/15/27	798	847,727

		$1,673,793

Insurance — 0.9%

Aflac, Inc., 3.60%, 4/1/30	$1,320	$1,554,684

Athene Global Funding, 2.45%, 8/20/27(1)	2,795	2,899,521

Principal Financial Group, Inc., 4.30%, 11/15/46	534	681,960

		$5,136,165

Machinery — 0.9%

Flowserve Corp., 3.50%, 10/1/30	$695	$742,071

nVent Finance S.a.r.l., 4.55%, 4/15/28	2,700	2,935,867

Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,471,179

		$5,149,117

Media — 1.6%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 2.80%, 4/1/31	$1,269	$1,342,291

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,895	3,460,027

Comcast Corp., 2.45%, 8/15/52	2,146	2,090,497

Comcast Corp., 4.70%, 10/15/48	613	854,161

Discovery Communications, LLC, 5.20%, 9/20/47	1,321	1,720,886

		$9,467,862

Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 0.7%

National Oilwell Varco, Inc., 3.60%, 12/1/29	$961	$1,006,284

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,191	1,181,198

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,691,216

		$3,878,698

Other Revenue — 0.6%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,173,367

		$3,173,367

Pharmaceuticals — 0.9%

CVS Health Corp., 3.00%, 8/15/26	$2,836	$3,144,588

CVS Health Corp., 4.30%, 3/25/28	1,816	2,162,900

		$5,307,488

Pipelines — 0.3%

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,939,738

		$1,939,738

Real Estate Investment Trusts (REITs) — 1.2%

Digital Realty Trust, L.P., 3.70%, 8/15/27	$1,272	$1,462,290

Iron Mountain, Inc., 4.50%, 2/15/31(1)	977	1,024,629

Iron Mountain, Inc., 5.00%, 7/15/28(1)	339	360,571

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,145,069

SITE Centers Corp., 3.625%, 2/1/25	874	908,640

		$6,901,199

Retail-Specialty and Apparel — 1.1%

Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	$2,253	$2,168,513

Macy’s Retail Holdings, LLC, 3.875%, 1/15/22	1,000	997,500

Nordstrom, Inc., 4.375%, 4/1/30	1,398	1,379,713

Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,722,962

		$6,268,688

Technology — 0.1%

Western Digital Corp., 4.75%, 2/15/26	$690	$763,313

		$763,313

Telecommunications — 2.4%

Alphabet, Inc., 1.10%, 8/15/30	$1,551	$1,529,391

AT&T, Inc., 3.55%, 9/15/55(1)	1,251	1,246,817

AT&T, Inc., 3.65%, 6/1/51	2,875	3,010,537

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

AT&T, Inc., 3.65%, 9/15/59(1)	$372	$373,855

AT&T, Inc., 3.80%, 12/1/57(1)	2,258	2,354,552

AT&T, Inc., 4.30%, 2/15/30	2,051	2,451,806

T-Mobile USA, Inc., 2.25%, 11/15/31(1)	278	285,844

T-Mobile USA, Inc., 2.55%, 2/15/31(1)	646	679,153

T-Mobile USA, Inc., 4.50%, 4/15/50(1)	1,511	1,866,478

		$13,798,433

Transportation — 0.5%

FedEx Corp., 4.55%, 4/1/46	$500	$643,276

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	938,568

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,275,828

		$2,857,672

Utilities — 1.5%

AES Corp. (The), 2.45%, 1/15/31(1)	$2,342	$2,374,277

American Water Capital Corp., 2.95%, 9/1/27	1,426	1,578,353

Southern Co. (The), 4.00% to 10/15/25, 1/15/51(6)	1,704	1,806,628

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,114,307

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,497,787

		$8,371,352

Total Corporate Bonds & Notes (identified cost $231,188,385)		$246,960,578

Preferred Securities — 0.8%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	31,055	$558,369

		$558,369

Real Estate Management & Development — 0.3%

Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$1,819,000

		$1,819,000

Wireless Telecommunication Services — 0.4%

United States Cellular Corp., 5.50%	93,600	$2,359,656

		$2,359,656

Total Preferred Securities (identified cost $5,117,107)		$4,737,025

Senior Floating-Rate Loans — 1.6%(9)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,225	$1,202,912

		$1,202,912

Drugs — 0.3%

Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,827	$1,827,523

		$1,827,523

Electronics / Electrical — 0.4%

Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$177	$176,301

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,012	1,015,213

MA FinanceCo., LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	78	76,962

Seattle Spinco, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	526	519,742

SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	284	272,598

		$2,060,816

Equipment Leasing — 0.1%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$626,571

		$626,571

Health Care — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(10)	$772	$769,430

		$769,430

Insurance — 0.1%

Asurion, LLC, Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$533	$531,023

Asurion, LLC, Term Loan, 12/23/26 (11)	250	247,968

		$778,991

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$245	$242,668

		$242,668

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 0.0%(12)

ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$142	$140,747

		$140,747

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$495	$489,947

Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	246,235

Ziggo Financing Partnership, Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	993,125

		$1,729,307

Total Senior Floating-Rate Loans (identified cost $9,446,402)		$9,378,965

Sovereign Government Bonds — 1.3%
Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$7,222,910

Total Sovereign Government Bonds (identified cost $7,223,925)		$7,222,910

Taxable Municipal Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,527,555

		$1,527,555

Water and Sewer — 1.7%

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.094%, 9/1/30	$820	$864,928

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.184%, 9/1/31	650	672,275

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.264%, 9/1/32	585	602,954

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.344%, 9/1/33	635	655,898

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$6,750	$7,210,890

		$10,006,945

Total Taxable Municipal Securities (identified cost $10,870,000)		$11,534,500

U.S. Treasury Obligations — 11.0%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 1.375%, 8/15/50	$2,595	$2,425,514

U.S. Treasury Bond, 1.625%, 11/15/50	8,674	8,624,332

U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(13)	4,826	5,760,008

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(13)	18,351	21,351,394

U.S. Treasury Note, 0.125%, 12/31/22	8,600	8,600,335

U.S. Treasury Note, 0.125%, 8/15/23	2,111	2,109,846

U.S. Treasury Note, 0.25%, 5/31/25	3,310	3,303,406

U.S. Treasury Note, 0.375%, 11/30/25	1,414	1,415,767

U.S. Treasury Note, 0.625%, 5/15/30	2,126	2,077,501

U.S. Treasury Note, 0.625%, 8/15/30	1,127	1,098,297

U.S. Treasury Note, 0.875%, 11/15/30	6,573	6,548,351

Total U.S. Treasury Obligations (identified cost $60,327,895)		$63,314,751

Short-Term Investments — 9.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(14)	52,287,209	$52,287,209

Total Short-Term Investments (identified cost $52,287,209)		$52,287,209

Total Investments — 107.1% (identified cost $596,805,699)		$616,697,191

Other Assets, Less Liabilities — (7.1)%		$(40,743,733)

Net Assets — 100.0%		$575,953,458

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $163,624,698 or 28.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(3)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.

(5)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2020.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.

(12)	Amount is less than 0.05%.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	45	Long	3/31/21	$9,943,945	$8,720

U.S. Long Treasury Bond	38	Long	3/22/21	6,581,125	(10,285)

U.S. Ultra-Long Treasury Bond	129	Long	3/22/21	27,549,563	(215,090)

U.S. 5-Year Treasury Note	(9)	Short	3/31/21	(1,135,477)	(2,475)

U.S. Ultra 10-Year Treasury Note	(437)	Short	3/22/21	(68,329,047)	135,894

					$(83,236)

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Portfolio of Investments — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Statement of Assets and Liabilities

Assets	December 31, 2020

Unaffiliated investments, at value (identified cost, $544,518,490)	$564,409,982

Affiliated investment, at value (identified cost, $52,287,209)	52,287,209

Cash	391,273

Deposits for derivatives collateral — financial futures contracts	1,051,442

Interest receivable	3,009,749

Dividends receivable from affiliated investment	3,889

Receivable for variation margin on open financial futures contracts	27,821

Receivable from affiliate	7,540

Total assets	$621,188,905

Liabilities

Payable for investments purchased	$17,485,709

Payable for when-issued/delayed delivery/forward commitment securities	27,377,427

Payable to affiliates:

Investment adviser fee	217,252

Trustees’ fees	7,445

Accrued expenses	147,614

Total liabilities	$45,235,447

Net Assets applicable to investors’ interest in Portfolio	$575,953,458

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Statement of Operations

Investment Income	Year Ended December 31, 2020

Interest (net of foreign taxes, $382)	$16,252,773

Dividends	150,296

Dividends from affiliated investment	83,040

Total investment income	$16,486,109

Expenses

Investment adviser fee	$2,516,982

Trustees’ fees and expenses	30,293

Custodian fee	154,335

Legal and accounting services	85,338

Miscellaneous	22,845

Total expenses	$2,809,793

Deduct —

Allocation of expenses to affiliate	$73,551

Total expense reductions	$73,551

Net expenses	$2,736,242

Net investment income	$13,749,867

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,710,670

Investment transactions — affiliated investment	1,362

Financial futures contracts	4,660,590

Net realized gain	$16,372,622

Change in unrealized appreciation (depreciation) —

Investments	$9,521,426

Investments — affiliated investment	(593)

Financial futures contracts	1,452,596

Net change in unrealized appreciation (depreciation)	$10,973,429

Net realized and unrealized gain	$27,346,051

Net increase in net assets from operations	$41,095,918

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$13,749,867	$15,453,942

Net realized gain	16,372,622	13,899,644

Net change in unrealized appreciation (depreciation)	10,973,429	17,032,056

Net increase in net assets from operations	$41,095,918	$46,385,642

Capital transactions —

Contributions	$80,326,660	$156,390,865

Withdrawals	(135,858,908)	(118,402,543)

Net increase (decrease) in net assets from capital transactions	$(55,532,248)	$37,988,322

Net increase (decrease) in net assets	$(14,436,330)	$84,373,964

Net Assets

At beginning of year	$590,389,788	$506,015,824

At end of year	$575,953,458	$590,389,788

29	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2020		2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.49%		0.49%	0.49%	0.49%	0.50%

Net investment income	2.46%		2.86%	2.98%	2.46%	2.01%

Portfolio Turnover	93	%(2)	89%	65%	123%	132	%(2)

Total Return(1)	8.16%		9.28%	(0.50)%	4.48%	2.73%

Net assets, end of year (000’s omitted)	$575,953		$590,390	$506,016	$479,364	$484,256

(1)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.01% and 0.01% of average daily net assets for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(2)	Includes the effect of To Be Announced (TBA) transactions.

30	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2020, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 72.0% and 28.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

31

Core Bond Portfolio

December 31, 2020

Notes to Financial Statements — continued

As of December 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2020, the Portfolio’s investment adviser fee amounted to $2,516,982 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $73,551 of the Portfolio’s operating expenses for the year ended December 31, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

32

Core Bond Portfolio

December 31, 2020

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$227,526,617	$219,103,579

U.S. Government and Agency Securities	278,725,227	309,374,848

	$506,251,844	$528,478,427

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$597,366,028

Gross unrealized appreciation	$25,052,047

Gross unrealized depreciation	(5,720,884)

Net unrealized appreciation	$19,331,163

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2020 is included in the Portfolio of Investments. At December 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$144,614	$(227,850)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

33

Core Bond Portfolio

December 31, 2020

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$4,660,590	$1,452,596

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended December 31, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$79,722,000	$44,890,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2020.

7  Investments in Affiliated Funds

At December 31, 2020, the value of the Portfolio’s investment in affiliated funds was $52,287,209, which represents 9.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$22,272,569	$272,256,640	$(242,242,769)	$1,362	$(593)	$52,287,209	$83,040	52,287,209

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

34

Core Bond Portfolio

December 31, 2020

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$73,242,815	$—	$73,242,815

Agency Mortgage-Backed Securities	—	64,999,748	—	64,999,748

Collateralized Mortgage Obligations	—	40,028,982	—	40,028,982

Commercial Mortgage-Backed Securities	—	42,989,708	—	42,989,708

Corporate Bonds & Notes	—	246,960,578	—	246,960,578

Preferred Securities	4,737,025	—	—	4,737,025

Senior Floating-Rate Loans	—	9,378,965	—	9,378,965

Sovereign Government Bonds	—	7,222,910	—	7,222,910

Taxable Municipal Securities	—	11,534,500	—	11,534,500

U.S. Treasury Obligations	—	63,314,751	—	63,314,751

Short-Term Investments	—	52,287,209	—	52,287,209

Total Investments	$4,737,025	$611,960,166	$—	$616,697,191

Futures Contracts	$144,614	$—	$—	$144,614

Total	$4,881,639	$611,960,166	$—	$616,841,805

Liability Description

Futures Contracts	$(227,850)	$—	$—	$(227,850)

Total	$(227,850)	$—	$—	$(227,850)

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement was approved by Portfolio interest holders at a joint special meeting of interest holders held on February 19, 2021, and would take effect upon consummation of the transaction.

35

Core Bond Portfolio

December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Core Bond Portfolio

December 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Core Bond Fund and Core Bond Portfolio. As defined below, Eaton Vance Core Bond Fund is a New IAA Series.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Core Bond Fund	Eaton Vance Management	None

Core Bond Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund, including the portfolios (each, a “Portfolio”) in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), which also includes each Fund organized as a feeder fund in a master-feeder structure that does not currently have an investment advisory agreement or, as applicable, an investment sub-advisory agreement in place (the “New IAA Series”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

37

Core Bond Portfolio

December 31, 2020

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds other than the New IAA Series

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about the New Agreements for the New IAA Series

•	Information regarding the terms of the New Agreements;

•

Information confirming that no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

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Core Bond Portfolio

December 31, 2020

Board of Trustees’ Contract Approval — continued

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect

39

Core Bond Portfolio

December 31, 2020

Board of Trustees’ Contract Approval — continued

to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements (for the New IAA Series, the Board considered the nature, extent and quality of services provided to the respective Portfolios, as applicable). In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a

40

Core Bond Portfolio

December 31, 2020

Board of Trustees’ Contract Approval — continued

Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund. The Board also considered that, for the New IAA Series, no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

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Core Bond Portfolio

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Board of Trustees’ Contract Approval — continued

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

42

Eaton Vance

Core Bond Fund

December 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 144 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 143 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 143 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

43

Eaton Vance

Core Bond Fund

December 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021). Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

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Eaton Vance

Core Bond Fund

December 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Deidre E. Walsh 1971	Vice President	2009	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund” has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2019 and December 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/19	12/31/20
Audit Fees	$57,462	$56,225
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,923	$19,213
All Other Fees(3)	$0	$0

Total	$77,385	$75,438

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2019 and December 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/19	12/31/20
Registrant	$19,923	$19,213
Eaton Vance(1)	$59,903	$150,300

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021